Major Commitments and Contingencies (Purchase Commitments) (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Other Commitments [Member]
Long-term Purchase Commitment [Line Items]
Aggregate commitment costs	CAD 2,170